ANNUAL REPORT
DECEMBER 31, 1998










                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES








[Travelers Life & Annuity Logo]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT  06183

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998



ASSETS:
Investments in eligible funds at market value:
American Odyssey Funds, Inc, 100,174,407 shares (cost $1,272,119,270) ................    $1,462,550,218
Capital Appreciation Fund, 9,670,058 shares (cost $390,090,039) ......................       703,400,024
Dreyfus Stock Index Fund, 14,098,835 shares (cost $323,295,720) ......................       458,494,127
Dreyfus Variable Investment Fund, 76,621 shares (cost $3,646,631) ....................         4,130,658
Fidelity's Variable Insurance Products Fund, 50,745,359 shares (cost $1,081,504,059) .     1,563,969,344
Fidelity's Variable Insurance Products Fund II, 26,705,008 shares (cost $400,949,686)        484,962,953
High Yield Bond Trust, 2,757,464 shares (cost $25,526,235) ...........................        27,161,021
Managed Assets Trust, 13,465,838 shares (cost $193,315,949) ..........................       269,182,111
Templeton Variable Products Series Fund, 28,812,922 shares (cost $550,672,389) .......       608,442,345
The Travelers Series Trust, 7,993,731 shares (cost $109,444,039) .....................       125,213,637
Travelers Series Fund Inc, 8,803,383 shares (cost $148,781,661) ......................       175,707,028
                                                                                          --------------

Total Investments (cost $4,499,345,678) ..............................................                      $5,883,213,466

Receivables:
Dividends ............................................................................                           4,708,723
Purchase payments and transfers from other Travelers accounts ........................                           7,595,768
Other assets .........................................................................                              11,523
                                                                                                            --------------

Total Assets .........................................................................                       5,895,529,480
                                                                                                            --------------


LIABILITIES:
Payables:
Contract surrenders and transfers to other Travelers accounts ........................                           6,724,449
Insurance charges ....................................................................                           1,596,904
Accrued liabilities ..................................................................                              12,769
                                                                                                            --------------

Total Liabilities ....................................................................                           8,334,122
                                                                                                            --------------

NET ASSETS:                                                                                                 $5,887,195,358
                                                                                                            ==============

                        See Notes to Financial Statements

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998


INVESTMENT INCOME:
Dividends ..................................................................                    $366,919,897

EXPENSES:
Insurance charges ..........................................................                      65,378,641
                                                                                                ------------

Net investment income ......................................................                     301,541,256
                                                                                                ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
Proceeds from investments sold .............................................    $ 465,819,528
Cost of investments sold ...................................................      340,260,334
                                                                                -------------

Net realized gain (loss) ...................................................                     125,559,194

Change in unrealized gain (loss) on investments:
Unrealized gain at December 31, 1997 .......................................      956,362,708
Unrealized gain at December 31, 1998 .......................................    1,383,867,788
                                                                                -------------

Net change in unrealized gain (loss) for the year ..........................                     427,505,080
                                                                                                ------------

Net realized gain (loss) and change in unrealized gain (loss) ..............                     553,064,274
                                                                                                ------------

Net increase in net assets resulting from operations .......................                    $854,605,530
                                                                                                ============

                        See Notes to Financial Statements

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                                        1998                1997
                                                                   ---------------     ---------------
OPERATIONS:
Net investment income .........................................    $   301,541,256     $   161,930,807
Net realized gain (loss) from investment transactions .........        125,559,194          72,407,656
Net change in unrealized gain (loss) on investments ...........        427,505,080         435,174,112
                                                                   ---------------     ---------------

Net increase in net assets resulting from operations ..........        854,605,530         669,512,575
                                                                   ---------------     ---------------

UNIT TRANSACTIONS:
Participant purchase payments
(applicable to 372,315,281 and 395,816,541 units, respectively)        788,454,196         732,814,435
Participant transfers from other Travelers accounts
(applicable to 481,886,548 and 397,904,050 units, respectively)        991,422,546         771,742,729
Administrative and asset allocation charges
(applicable to 11,515,000 and 10,568,739 units, respectively) .        (20,522,746)        (17,242,427)
Contract surrenders
(applicable to 168,802,399 and 121,741,746 units, respectively)       (364,757,379)       (231,169,965)
Participant transfers to other Travelers accounts
(applicable to 504,720,342 and 364,257,359 units, respectively)     (1,021,491,251)       (687,667,857)
Other payments to participants
(applicable to 4,642,537 and 3,523,791 units, respectively) ...        (10,989,089)         (6,638,728)
                                                                   ---------------     ---------------

Net increase in net assets resulting from unit transactions ...        362,116,277         561,838,187
                                                                   ---------------     ---------------

Net increase in net assets ....................................      1,216,721,807       1,231,350,762

NET ASSETS:
Beginning of year .............................................      4,670,473,551       3,439,122,789
                                                                   ---------------     ---------------

End of year ...................................................    $ 5,887,195,358     $ 4,670,473,551
                                                                   ===============     ===============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund U for Variable Annuities ("Fund U") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc. (formerly Travelers Group Inc.), and is available for funding certain variable annuity contracts issued by The Travelers. Fund U is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

Participant purchase payments applied to Fund U are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1998, the eligible funds available under Fund U were: Managed Assets Trust; High Yield Bond Trust; Capital Appreciation Fund; U.S. Government Securities Portfolio, Social Awareness Stock Portfolio, Utilities Portfolio and Disciplined Mid Cap Stock Portfolio of The Travelers Series Trust; American Odyssey Core Equity Fund, American Odyssey Emerging Opportunities Fund, American Odyssey International Equity Fund, American Odyssey Long-Term Bond Fund, American Odyssey Intermediate-Term Bond Fund and American Odyssey Global High-Yield Bond Fund, (formerly American Odyssey Short-Term Bond Fund) of American Odyssey Funds, Inc.; Alliance Growth Portfolio, Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Cap Value Portfolio, (formerly Smith Barney Income and Growth Portfolio), Putnam Diversified Income Portfolio and MFS Total Return Portfolio of Travelers Series Fund Inc. (all of which are managed by affiliates of The Travelers); Templeton Bond Fund (Class 1 shares), Templeton Stock Fund (Class 1 shares) and Templeton Asset Allocation Fund (Class 1 shares) of Templeton Variable Products Series Fund; High Income Portfolio, Growth Portfolio and Equity-Income Portfolio of Fidelity's Variable Insurance Products Fund; Asset Manager Portfolio of Fidelity's Variable Insurance Products Fund II; Dreyfus Stock Index Fund; and Small Cap Portfolio of Dreyfus Variable Investment Fund. All of the funds are Massachusetts business trusts, except for American Odyssey Funds, Inc., Dreyfus Stock Index Fund and Travelers Series Fund Inc. which are incorporated under Maryland law. Not all funds may be available in all states or to all contract owners.

Effective May 1, 1996, G.T. Global Strategic Income Portfolio of Travelers Series Fund Inc. is no longer available to new contract owners under Fund U.

The following is a summary of significant accounting policies consistently followed by Fund U in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES. The operations of Fund U form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund U. Fund U is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $1,159,666,636 and $465,819,528 respectively, for the year ended December 31, 1998. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $4,499,345,678 at December 31, 1998. Gross unrealized appreciation for all investments at December 31, 1998 was $1,403,634,326. Gross unrealized depreciation for all investments at December 31, 1998 was $19,766,538.

3. CONTRACT CHARGES

Insurance charges are paid for the mortality and expense risks assumed by The Travelers. These charges are equivalent to 1.25% of the average net assets of Fund U on an annual basis. Additionally, for certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover administrative charges.

No sales charge is deducted from participant purchase payments when they are received. However, The Travelers assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments include $4,408,181 and $3,008,227 of contingent deferred sales charges for the years ended December 31, 1998 and 1997, respectively.

Participants in American Odyssey Funds, Inc. (the "Funds"), may elect to enter into a separate asset allocation advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of The Travelers. Under this arrangement, Copeland provides asset allocation advice and charges participants an annual fee, plus a one-time set-up fee of $30. The annual fee, which decreases as a participant's assets in the Funds increase, is equivalent to an amount of up to 1.50% of the participant's assets in the Funds. These fees totaled $13,404,283 and $11,010,765, for the years ended December 31, 1998 and 1997, respectively.

4. NET ASSETS HELD ON BEHALF OF AN AFFILIATE

Approximately $31,559,000 and $25,260,000 of the net assets of Fund U were held on behalf of an affiliate of The Travelers as of December 31, 1998 and 1997, respectively. Transactions with this affiliate during the years ended December 31, 1998 and 1997, comprised participant purchase payments of approximately $7,573,000 and $5,887,000 and contract surrenders of approximately $5,810,000 and $1,691,000, respectively.

5. NET CONTRACT OWNERS' EQUITY

                                                                           DECEMBER 31, 1998
                                                       --------------------------------------------------------
                                                       ACCUMULATION         ANNUITY     UNIT         NET
                                                          UNITS              UNITS     VALUE        ASSETS
American Odyssey Funds, Inc
   American Odyssey Core Equity Fund ..............     187,856,988          15,130    $2.445    $  459,338,707
   American Odyssey Emerging Opportunities Fund ...     187,711,004           6,144     1.390       260,993,787
   American Odyssey Intermediate-Term Bond Fund ...      93,432,585          23,495     1.317       123,044,905
   American Odyssey International Equity Fund .....     161,676,128          13,694     1.806       292,007,309
   American Odyssey Long-Term Bond Fund ...........     170,041,767          25,189     1.456       247,546,565
   American Odyssey Global High-Yield Bond Fund ...      70,744,301           2,952     1.125        79,558,468

Capital Appreciation Fund
   Qualified ......................................     104,701,967          30,046     6.033       631,875,343
   Non-qualified ..................................      11,492,664          81,653     6.257        72,419,571

Dreyfus Stock Index Fund ..........................     147,319,359         211,272     3.110       458,811,708

Dreyfus Variable Investment Fund
   Small Cap Portfolio ............................       4,814,869              --     0.860         4,141,281

Fidelity's Variable Insurance Products Fund
   Equity-Income Portfolio ........................     243,694,109         269,690     2.335       569,681,542
   Growth Portfolio ...............................     295,899,892          80,589     3.033       897,633,995
   High Income Portfolio ..........................      49,283,050          63,928     1.939        95,668,301

Fidelity's Variable Insurance Products Fund II
   Asset Manager Portfolio ........................     226,483,130         172,192     2.135       484,014,757

High Yield Bond Trust
   Qualified ......................................       6,954,217           5,241     3.432        23,886,196
   Non-qualified ..................................       1,001,509           9,234     3.468         3,505,127

Managed Assets Trust
   Qualified ......................................      53,802,720          97,378     4.462       240,481,766
   Non-qualified ..................................       5,892,971          65,444     4.802        28,614,136

Templeton Variable Products Series Fund
   Templeton Asset Allocation Fund (Class 1 shares)     105,739,956          83,792     2.176       230,261,889
   Templeton Bond Fund (Class 1 shares) ...........       9,828,287          34,459     1.447        14,273,474
   Templeton Stock Fund (Class 1 shares) ..........     164,430,295          49,156     2.211       363,615,535

                                                                           DECEMBER 31, 1998
                                                       --------------------------------------------------------
                                                       ACCUMULATION        ANNUITY     UNIT          NET
                                                          UNITS             UNITS     VALUE         ASSETS
The Travelers Series Trust
   Social Awareness Stock Portfolio ...............      13,304,949              --    $2.842    $   37,811,626
   Disciplined Mid Cap Stock Portfolio ............       1,388,007              --     1.040         1,443,350
   US Government Securities Portfolio .............      36,314,931          24,293     1.602        58,218,268
   Utilities Portfolio ............................      16,377,929              --     1.969        32,242,764

Travelers Series Fund Inc
   Alliance Growth Portfolio ......................      31,608,776           4,257     2.664        84,214,600
   GT Global Strategic Income Portfolio ...........         239,757              --     1.446           346,697
   MFS Total Return Portfolio .....................      22,732,253          19,187     1.798        40,904,588
   Putnam Diversified Income Portfolio ............       7,549,029              --     1.275         9,624,915
   Smith Barney International Equity Portfolio ....       8,375,884              --     1.408        11,790,989
   Smith Barney High Income Portfolio .............       2,256,378              --     1.400         3,159,821
   Smith Barney Large Cap Value Portfolio .........      13,019,264          18,586     1.999        26,063,378
                                                                                                 --------------

Net Contract Owners' Equity .......................                                              $5,887,195,358
                                                                                                 ==============

6. STATEMENT OF INVESTMENTS


INVESTMENT OPTIONS                                                             NO. OF           MARKET
                                                                               SHARES            VALUE
                                                                           --------------    --------------
AMERICAN ODYSSEY FUNDS, INC. (24.9%)
   American Odyssey Core Equity Fund (Cost $337,267,230)                       22,285,432    $  459,302,763
   American Odyssey Emerging Opportunities Fund (Cost $271,875,601)            19,931,710       260,906,082
   American Odyssey Intermediate-Term Bond Fund (Cost $114,183,514)            11,054,995       123,042,089
   American Odyssey International Equity Fund (Cost $242,285,655)              17,346,644       292,290,958
   American Odyssey Long-Term Bond Fund (Cost $223,272,832)                    21,539,184       247,485,222
   American Odyssey Global High-Yield Bond Fund (Cost $83,234,438)              8,016,442        79,523,104
                                                                           --------------    --------------
      Total (Cost $1,272,119,270)                                             100,174,407     1,462,550,218
                                                                           --------------    --------------

CAPITAL APPRECIATION FUND (11.9%)
      Total (Cost $390,090,039)                                                 9,670,058       703,400,024
                                                                           --------------    --------------

DREYFUS STOCK INDEX FUND (7.8%)
      Total (Cost $323,295,720)                                                14,098,835       458,494,127
                                                                           --------------    --------------

DREYFUS VARIABLE INVESTMENT FUND (0.1%)
   Small Cap Portfolio
      Total (Cost $3,646,631)                                                      76,621         4,130,658
                                                                           --------------    --------------

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND (26.6%)
   Equity-Income Portfolio (Cost $429,712,702)                                 22,434,450       570,283,727
   Growth Portfolio (Cost $552,128,880)                                        20,013,823       898,020,219
   High Income Portfolio (Cost $99,662,477)                                     8,297,086        95,665,398
                                                                           --------------    --------------
      Total (Cost $1,081,504,059)                                              50,745,359     1,563,969,344
                                                                           --------------    --------------

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II (8.2%)
   Asset Manager Portfolio
      Total (Cost $400,949,686)                                                26,705,008       484,962,953
                                                                           --------------    --------------

HIGH YIELD BOND TRUST (0.5%)
      Total (Cost $25,526,235)                                                  2,757,464        27,161,021
                                                                           --------------    --------------

MANAGED ASSETS TRUST (4.6%)
      Total (Cost $193,315,949)                                                13,465,838       269,182,111
                                                                           --------------    --------------

TEMPLETON VARIABLE PRODUCTS SERIES FUND (10.3%)
   Templeton Asset Allocation Fund (Class 1 shares) (Cost $185,676,734)        10,251,485       230,248,348
   Templeton Bond Fund (Class 1 shares) (Cost $13,997,495)                      1,289,548        14,275,291
   Templeton Stock Fund (Class 1 shares) (Cost $350,998,160)                   17,271,889       363,918,706
                                                                           --------------    --------------
      Total (Cost $550,672,389)                                                28,812,922       608,442,345
                                                                           --------------    --------------

                                                                               NO. OF            MARKET
                                                                               SHARES            VALUE
                                                                           --------------    --------------
THE TRAVELERS SERIES TRUST (2.1%)
   Social Awareness Stock Portfolio (Cost $27,238,499)                          1,455,318    $   37,721,833
   Disciplined Mid Cap Stock Portfolio (Cost $1,259,845)                           99,013         1,419,849
   U.S. Government Securities Portfolio (Cost $54,626,254)                      4,564,485        53,860,922
   Utilities Portfolio (Cost $26,319,441)                                       1,874,915        32,211,033
                                                                           --------------    --------------
      Total (Cost $109,444,039)                                                 7,993,731       125,213,637
                                                                           --------------    --------------

TRAVELERS SERIES FUND INC. (3.0%)
   Alliance Growth Portfolio (Cost $66,891,549)                                 3,201,722        84,237,298
   G.T. Global Strategic Income Portfolio (Cost $389,279)                          30,704           346,644
   MFS Total Return Portfolio (Cost $35,497,985)                                2,402,123        40,908,153
   Putnam Diversified Income Portfolio (Cost $9,720,622)                          802,067         9,624,801
   Smith Barney International Equity Portfolio (Cost $10,698,871)                 827,889        11,375,201
   Smith Barney High Income Portfolio (Cost $3,346,925)                           249,772         3,162,107
   Smith Barney Large Cap Value Portfolio (Cost $22,236,430)                    1,289,106        26,052,824
                                                                           --------------    --------------
      Total (Cost $148,781,661)                                                 8,803,383       175,707,028
                                                                           --------------    --------------

TOTAL INVESTMENT OPTIONS (100%)
(COST $4,499,345,678)                                                                        $5,883,213,466
                                                                                             ==============

7. SCHEDULE OF FUND U OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                           AMERICAN ODYSSEY CORE         AMERICAN ODYSSEY EMERGING
                                                                EQUITY FUND                  OPPORTUNITIES FUND
                                                       -----------------------------   -----------------------------
                                                           1998            1997            1998             1997
                                                       -------------   -------------   -------------   -------------
INVESTMENT INCOME:
Dividends .........................................    $  46,677,574   $   8,890,605   $          --   $          --
                                                       -------------   -------------   -------------   -------------

EXPENSES:
Insurance charges .................................        5,425,624       4,324,513       3,115,429       2,631,943
                                                       -------------   -------------   -------------   -------------
Net investment income (loss) ......................       41,251,950       4,566,092      (3,115,429)     (2,631,943)
                                                       -------------   -------------   -------------   -------------

REALIZED GAIN (LOSS) AND CHANGE IN
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
Proceeds from investments sold ....................       49,606,277      33,809,653      12,399,704       9,117,630
Cost of investments sold ..........................       23,755,070      18,900,898       9,569,848       7,875,469
                                                       -------------   -------------   -------------   -------------

Net realized gain (loss) ..........................       25,851,207      14,908,755       2,829,856       1,242,161
                                                       -------------   -------------   -------------   -------------

Change in unrealized gain (loss) on investments:
Unrealized gain (loss) beginning of year ..........      131,243,327      61,748,969      12,099,286      (2,810,922)
Unrealized gain (loss) end of year ................      122,035,533     131,243,327     (10,969,519)     12,099,286
                                                       -------------   -------------   -------------   -------------

Net change in unrealized gain (loss) for the year .       (9,207,794)     69,494,358     (23,068,805)     14,910,208
                                                       -------------   -------------   -------------   -------------

Net increase (decrease) in net assets
resulting from operations .........................       57,895,363      88,969,205     (23,354,378)     13,520,426
                                                       -------------   -------------   -------------   -------------

UNIT TRANSACTIONS:
Participant purchase payments .....................       81,763,760      72,351,602      53,638,920      53,062,153
Participant transfers from other Travelers accounts       37,206,594      39,457,117      45,760,051      59,831,562
Administrative and asset allocation charges .......       (4,838,233)     (4,157,185)     (2,732,557)     (2,270,384)
Contract surrenders ...............................      (33,129,517)    (18,618,898)    (18,278,210)    (11,252,387)
Participant transfers to other Travelers accounts .      (77,563,428)    (60,229,334)    (43,769,243)    (42,177,386)
Other payments to participants ....................         (305,480)       (370,330)       (168,407)       (171,002)
                                                       -------------   -------------   -------------   -------------

Net increase (decrease) in net assets
resulting from unit transactions ..................        3,133,696      28,432,972      34,450,554      57,022,556
                                                       -------------   -------------   -------------   -------------

Net increase (decrease) in net assets .............       61,029,059     117,402,177      11,096,176      70,542,982

NET ASSETS:
Beginning of year .................................      398,309,648     280,907,471     249,897,611     179,354,629
                                                       -------------   -------------   -------------   -------------

End of year .......................................    $ 459,338,707   $ 398,309,648   $ 260,993,787   $ 249,897,611
                                                       =============   =============   =============   =============

                                                       AMERICAN ODYSSEY INTERMEDIATE-
                                                              TERM BOND FUND
                                                       -----------------------------
                                                           1998            1997
                                                       -------------   -------------
INVESTMENT INCOME:
Dividends .........................................    $     565,998   $   6,362,517
                                                       -------------   -------------

EXPENSES:
Insurance charges .................................        1,455,856       1,219,677
                                                       -------------   -------------
Net investment income (loss) ......................         (889,858)      5,142,840
                                                       -------------   -------------

REALIZED GAIN (LOSS) AND CHANGE IN
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
Proceeds from investments sold ....................        7,357,934       3,205,114
Cost of investments sold ..........................        7,043,316       3,200,127
                                                       -------------   -------------

Net realized gain (loss) ..........................          314,618           4,987
                                                       -------------   -------------

Change in unrealized gain (loss) on investments:
Unrealized gain (loss) beginning of year ..........          223,245        (528,747)
Unrealized gain (loss) end of year ................        8,858,575         223,245
                                                       -------------   -------------

Net change in unrealized gain (loss) for the year .        8,635,330         751,992
                                                       -------------   -------------

Net increase (decrease) in net assets
resulting from operations .........................        8,060,090       5,899,819
                                                       -------------   -------------

UNIT TRANSACTIONS:
Participant purchase payments .....................       20,537,920      20,362,793
Participant transfers from other Travelers accounts       33,156,307      11,369,417
Administrative and asset allocation charges .......       (1,326,654)     (1,193,329)
Contract surrenders ...............................       (9,223,413)     (5,682,281)
Participant transfers to other Travelers accounts .      (34,887,500)    (14,300,408)
Other payments to participants ....................          (84,470)       (172,098)
                                                       -------------   -------------

Net increase (decrease) in net assets
resulting from unit transactions ..................        8,172,190      10,384,094
                                                       -------------   -------------

Net increase (decrease) in net assets .............       16,232,280      16,283,913

NET ASSETS:
Beginning of year .................................      106,812,625      90,528,712
                                                       -------------   -------------

End of year .......................................    $ 123,044,905   $ 106,812,625
                                                       =============   =============

AMERICAN ODYSSEY INTERNATIONAL    AMERICAN ODYSSEY LONG-TERM    AMERICAN ODYSSEY GLOBAL HIGH-
        EQUITY FUND                       BOND FUND                    YIELD BOND FUND            CAPITAL APPRECIATION FUND
-----------------------------   -----------------------------   -----------------------------   -----------------------------
    1998             1997            1998            1997            1998            1997            1998           1997
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

$  14,854,934   $   5,135,358   $   4,470,572   $  11,895,892   $      19,922   $   2,958,254   $  14,135,170   $       2,303
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


    3,312,672       2,640,266       2,935,546       2,337,838         886,667         667,260       6,012,974       3,750,873
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   11,542,262       2,495,092       1,535,026       9,558,054        (866,745)      2,290,994       8,122,196      (3,748,570)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------




   10,797,636       8,016,768      14,957,547       3,220,247       3,729,374       4,614,750      21,971,380      20,574,412
    7,100,512       5,087,628      14,409,510       3,176,907       3,686,621       4,459,522      10,392,975      11,695,390
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

    3,697,124       2,929,140         548,037          43,340          42,753         155,228      11,578,405       8,879,022
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   32,965,656      31,222,016       8,825,835      (1,239,032)       (234,573)       (325,577)     92,967,437      38,122,844
   50,005,303      32,965,656      24,212,390       8,825,835      (3,711,334)       (234,573)    313,309,985      92,967,437
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

   17,039,647       1,743,640      15,386,555      10,064,867      (3,476,761)         91,004     220,342,548      54,844,593
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   32,279,033       7,167,872      17,469,618      19,666,261      (4,300,753)      2,537,226     240,043,149      59,975,045
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------





   53,964,961      49,655,210      45,702,320      43,961,028      14,988,891       9,944,329      79,270,131      61,332,506
   36,619,915      34,564,644      40,315,496      17,572,634      51,325,396      10,615,108     161,977,456     105,427,417
   (3,204,340)     (2,561,423)     (2,986,144)     (2,500,236)       (894,268)       (632,821)       (630,932)       (418,474)
  (20,115,640)    (10,872,958)    (16,952,126)     (9,654,059)     (5,092,328)     (4,318,250)    (27,972,894)    (14,568,400)
  (36,562,094)    (35,630,438)    (51,796,437)    (20,429,789)    (34,330,232)     (9,902,383)   (104,303,975)    (74,419,737)
      (90,422)       (169,216)       (102,409)       (152,034)        (30,199)       (113,177)       (877,684)       (445,397)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   30,612,380      34,985,819      14,180,700      28,797,544      25,967,260       5,592,806     107,462,102      76,907,915
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

   62,891,413      42,153,691      31,650,318      48,463,805      21,666,507       8,130,032     347,505,251     136,882,960





  229,115,896     186,962,205     215,896,247     167,432,442      57,891,961      49,761,929     356,789,663     219,906,703
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

$ 292,007,309   $ 229,115,896   $ 247,546,565   $ 215,896,247   $  79,558,468   $  57,891,961   $ 704,294,914   $ 356,789,663
=============   =============   =============   =============   =============   =============   =============   =============

7. SCHEDULE OF FUND U OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                                      DREYFUS STOCK INDEX FUND     SMALL CAP PORTFOLIO    EQUITY-INCOME PORTFOLIO
                                                     ---------------------------   -------------------  ---------------------------
                                                         1998           1997           1998       1997      1998           1997
                                                     ------------   ------------   ------------   ----  ------------   ------------
INVESTMENT INCOME:
Dividends .........................................  $  5,800,637   $ 10,714,171   $     41,649   $ --  $ 32,590,206   $ 36,205,951
                                                     ------------   ------------   ------------   ----  ------------   ------------

EXPENSES:
Insurance charges .................................     4,491,740      2,476,800         15,334     --     6,842,230      5,331,099
                                                     ------------   ------------   ------------   ----  ------------   ------------
Net investment income (loss) ......................     1,308,897      8,237,371         26,315     --    25,747,976     30,874,852
                                                     ------------   ------------   ------------   ----  ------------   ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
Proceeds from investments sold ....................    16,018,909     17,192,210      5,622,928     --    33,293,579     10,920,493
Cost of investments sold ..........................     8,909,613     11,339,403      5,896,492     --    21,077,424      7,824,612
                                                     ------------   ------------   ------------   ----  ------------   ------------

Net realized gain (loss) ..........................     7,109,296      5,852,807       (273,564)    --    12,216,155      3,095,881
                                                     ------------   ------------   ------------   ----  ------------   ------------

Change in unrealized gain (loss) on investments:
Unrealized gain (loss) beginning of year ..........    58,505,927     23,075,429             --     --   127,348,119     63,108,308
Unrealized gain (loss) end of year ................   135,198,407     58,505,927        484,027     --   140,571,025    127,348,119
                                                     ------------   ------------   ------------   ----  ------------   ------------

Net change in unrealized gain (loss) for the year .    76,692,480     35,430,498        484,027     --    13,222,906     64,239,811
                                                     ------------   ------------   ------------   ----  ------------   ------------

Net increase (decrease) in net assets
resulting from operations .........................    85,110,673     49,520,676        236,778     --    51,187,037     98,210,544
                                                     ------------   ------------   ------------   ----  ------------   ------------


UNIT TRANSACTIONS:
Participant purchase payments .....................    80,671,020     58,093,375        694,477     --    74,658,757     73,087,953
Participant transfers from other Travelers accounts   134,900,117    115,423,432     10,602,881     --    52,447,275     60,443,386
Administrative and asset allocation charges .......      (609,730)      (366,845)        (2,208)    --      (642,381)      (607,813)
Contract surrenders ...............................   (20,907,506)    (9,085,710)       (23,435)    --   (35,527,251)   (24,170,321)
Participant transfers to other Travelers accounts .   (88,144,761)   (68,604,399)    (7,366,668)    --   (72,713,766)   (48,152,884)
Other payments to participants ....................      (696,649)      (115,024)          (544)    --    (1,851,500)      (962,104)
                                                     ------------   ------------   ------------   ----  ------------   ------------

Net increase (decrease) in net assets
resulting from unit transactions ..................   105,212,491     95,344,829      3,904,503     --    16,371,134     59,638,217
                                                     ------------   ------------   ------------   ----  ------------   ------------

Net increase (decrease) in net assets .............   190,323,164    144,865,505      4,141,281     --    67,558,171    157,848,761


NET ASSETS:
Beginning of year .................................   268,488,544    123,623,039             --     --   502,123,371    344,274,610
                                                     ------------   ------------   ------------   ----  ------------   ------------

End of year .......................................  $458,811,708   $268,488,544   $  4,141,281   $ --  $569,681,542   $502,123,371
                                                     ============   ============   ============   ====  ============   ============

      GROWTH PORTFOLIO              HIGH INCOME PORTFOLIO          ASSET MANAGER PORTFOLIO         HIGH YIELD BOND TRUST
-----------------------------   -----------------------------   -----------------------------   ---------------------------
    1998             1997            1998            1997            1998           1997            1998           1997
-------------   -------------   -------------   -------------   -------------   -------------   ------------   ------------
$  88,523,163   $  18,425,361   $  11,574,745   $   5,890,375   $  57,148,255   $  47,759,578   $  1,876,659   $     15,556
-------------   -------------   -------------   -------------   -------------   -------------   ------------   ------------


    9,216,556       7,146,619       1,275,579       1,049,495       5,831,150       5,305,939        348,176        260,229
-------------   -------------   -------------   -------------   -------------   -------------   ------------   ------------
   79,306,607      11,278,742      10,299,166       4,840,880      51,317,105      42,453,639      1,528,483       (244,673)
-------------   -------------   -------------   -------------   -------------   -------------   ------------   ------------




   33,362,222      24,444,197      16,425,963       7,602,544      37,768,088      32,100,976      6,813,491      2,578,842
   17,803,231      13,454,359      14,802,190       7,111,302      31,507,759      26,194,585      5,931,421      2,421,860
-------------   -------------   -------------   -------------   -------------   -------------   ------------   ------------

   15,558,991      10,989,838       1,623,773         491,242       6,260,329       5,906,391        882,070        156,982
-------------   -------------   -------------   -------------   -------------   -------------   ------------   ------------


  197,882,791     109,388,267      14,018,911       6,850,898      81,897,954      56,292,058      2,694,688       (294,882)
  345,891,339     197,882,791      (3,997,079)     14,018,911      84,013,267      81,897,954      1,634,786      2,694,688
-------------   -------------   -------------   -------------   -------------   -------------   ------------   ------------

  148,008,548      88,494,524     (18,015,990)      7,168,013       2,115,313      25,605,896     (1,059,902)     2,989,570
-------------   -------------   -------------   -------------   -------------   -------------   ------------   ------------


  242,874,146     110,763,104      (6,093,051)     12,500,135      59,692,747      73,965,926      1,350,651      2,901,879
-------------   -------------   -------------   -------------   -------------   -------------   ------------   ------------





   85,134,952      88,418,316      14,356,459      14,091,057      35,223,767      39,588,152      3,200,947      3,005,673
   72,900,644      60,466,620      24,860,418      28,094,443      20,421,148      17,071,727     11,597,997      7,899,649
     (882,746)       (822,318)       (100,706)        (97,833)       (446,135)       (477,687)       (25,851)       (23,482)
  (49,161,771)    (32,703,324)     (8,203,135)     (4,651,218)    (37,864,291)    (30,895,086)    (2,675,319)    (1,421,335)
  (88,261,829)    (85,247,732)    (29,256,156)    (20,517,566)    (42,546,794)    (40,149,202)   (10,956,362)    (4,345,577)
   (1,185,267)       (887,690)       (221,371)       (264,286)     (1,650,068)       (748,322)       (73,257)        (3,332)
-------------   -------------   -------------   -------------   -------------   -------------   ------------   ------------


   18,543,983      29,223,872       1,435,509      16,654,597     (26,862,373)    (15,610,418)     1,068,155      5,111,596
-------------   -------------   -------------   -------------   -------------   -------------   ------------   ------------

  261,418,129     139,986,976      (4,657,542)     29,154,732      32,830,374      58,355,508      2,418,806      8,013,475





  636,215,866     496,228,890     100,325,843      71,171,111     451,184,383     392,828,875     24,972,517     16,959,042
-------------   -------------   -------------   -------------   -------------   -------------   ------------   ------------

$ 897,633,995   $ 636,215,866   $  95,668,301   $ 100,325,843   $ 484,014,757   $ 451,184,383   $ 27,391,323   $ 24,972,517
=============   =============   =============   =============   =============   =============   ============   ============

7. SCHEDULE OF FUND U OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                                                                   TEMPLETON ASSET ALLOCATION FUND
                                                        MANAGED ASSETS TRUST              (CLASS 1 SHARES)
                                                    -----------------------------   -----------------------------
                                                        1998            1997            1998            1997
                                                    -------------   -------------   -------------   -------------
INVESTMENT INCOME:
Dividends ........................................  $  16,770,815   $   6,205,545   $  14,789,784   $  18,290,587
                                                    -------------   -------------   -------------   -------------

EXPENSES:
Insurance charges ................................      3,028,890       2,562,979       3,122,304       3,062,408
                                                    -------------   -------------   -------------   -------------
Net investment income (loss) .....................     13,741,925       3,642,566      11,667,480      15,228,179
                                                    -------------   -------------   -------------   -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
Proceeds from investments sold ...................     14,756,579      12,128,997      44,487,185       6,959,543
Cost of investments sold .........................      9,793,241       8,044,626      30,642,639       4,323,827
                                                    -------------   -------------   -------------   -------------

Net realized gain (loss) .........................      4,963,338       4,084,371      13,844,546       2,635,716
                                                    -------------   -------------   -------------   -------------

Change in unrealized gain (loss) on investments:
Unrealized gain (loss) beginning of year .........     50,173,134      21,106,864      58,515,862      46,716,039
Unrealized gain (loss) end of year ...............     75,866,162      50,173,134      44,571,614      58,515,862
                                                    -------------   -------------   -------------   -------------

Net change in unrealized gain (loss) for the year      25,693,028      29,066,270     (13,944,248)     11,799,823
                                                    -------------   -------------   -------------   -------------

Net increase (decrease) in net assets
resulting from operations ........................     44,398,291      36,793,207      11,567,778      29,663,718
                                                    -------------   -------------   -------------   -------------




UNIT TRANSACTIONS:
Participant purchase payments ....................     17,146,878      13,354,087      22,415,693      29,819,461
Participant transfers from other Travelers
accounts..........................................     25,803,164       9,386,195      10,995,174      27,405,717
Administrative and asset allocation charges ......       (209,695)       (199,651)       (219,356)       (232,938)
Contract surrenders ..............................    (19,187,264)    (13,291,153)    (16,288,049)    (13,059,121)
Participant transfers to other Travelers accounts     (18,642,309)    (11,464,116)    (55,068,273)    (21,734,497)
Other payments to participants ...................     (1,172,090)       (519,445)     (1,130,546)       (416,000)
                                                    -------------   -------------   -------------   -------------

Net increase (decrease) in net assets
resulting from unit transactions .................      3,738,684      (2,734,083)    (39,295,357)     21,782,622
                                                    -------------   -------------   -------------   -------------

Net increase (decrease) in net assets ............     48,136,975      34,059,124     (27,727,579)     51,446,340




NET ASSETS:
Beginning of year ................................    220,958,927     186,899,803     257,989,468     206,543,128
                                                    -------------   -------------   -------------   -------------

End of year ......................................  $ 269,095,902   $ 220,958,927   $ 230,261,889   $ 257,989,468
                                                    =============   =============   =============   =============

                                                       TEMPLETON BOND FUND
                                                        (CLASS 1 SHARES)
                                                    ---------------------------
                                                        1998           1997
                                                    ------------   ------------
INVESTMENT INCOME:
Dividends ........................................  $    946,710   $  1,005,721
                                                    ------------   ------------

EXPENSES:
Insurance charges ................................       177,689        177,975
                                                    ------------   ------------
Net investment income (loss) .....................       769,021        827,746
                                                    ------------   ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
Proceeds from investments sold ...................     2,499,690      1,993,943
Cost of investments sold .........................     2,747,815      2,193,935
                                                    ------------   ------------

Net realized gain (loss) .........................      (248,125)      (199,992)
                                                    ------------   ------------

Change in unrealized gain (loss) on investments:
Unrealized gain (loss) beginning of year .........        (6,936)       434,185
Unrealized gain (loss) end of year ...............       277,796         (6,936)
                                                    ------------   ------------

Net change in unrealized gain (loss) for the year        284,732       (441,121)
                                                    ------------   ------------

Net increase (decrease) in net assets
resulting from operations ........................       805,628        186,633
                                                    ------------   ------------




UNIT TRANSACTIONS:
Participant purchase payments ....................     1,447,960      1,962,402
Participant transfers from other Travelers
accounts..........................................     1,459,526      2,532,910

Administrative and asset allocation charges ......       (11,467)       (12,870)
Contract surrenders ..............................    (1,271,679)    (1,146,266)
Participant transfers to other Travelers accounts     (2,480,553)    (2,968,811)
Other payments to participants ...................       (35,014)       (52,933)
                                                    ------------   ------------

Net increase (decrease) in net assets
resulting from unit transactions .................      (891,227)       314,432
                                                    ------------   ------------

Net increase (decrease) in net assets ............       (85,599)       501,065




NET ASSETS:
Beginning of year ................................    14,359,073     13,858,008
                                                    ------------   ------------

End of year ......................................  $ 14,273,474   $ 14,359,073
                                                    ============   ============

    TEMPLETON STOCK FUND                                                 DISCIPLINED MID CAP          U.S. GOVERNMENT SECURITIES
     (CLASS 1 SHARES)             SOCIAL AWARENESS STOCK PORTFOLIO         STOCK PORTFOLIO                   PORTFOLIO
-----------------------------       ---------------------------       -------------------------      ---------------------------
    1998             1997               1998           1997              1998          1997              1998           1997
-------------   -------------       ------------   ------------       -----------   -----------      ------------   ------------
$  42,669,054   $  31,921,343       $    672,066   $         --       $     4,339   $        --      $  4,731,069   $  1,615,375
-------------   -------------       ------------   ------------       -----------   -----------      ------------   ------------


    4,894,283       4,753,477            354,599        199,138             5,912            --           559,905        333,628
-------------   -------------       ------------   ------------       -----------   -----------      ------------   ------------
   37,774,771      27,167,866            317,467       (199,138)           (1,573)           --         4,171,164      1,281,747
-------------   -------------       ------------   ------------       -----------   -----------      ------------   ------------




   54,346,711      15,642,843          2,308,800      2,405,937           272,115            --        12,327,483      5,298,145
   41,692,625       9,428,086          1,206,061      1,536,523           295,499            --        11,025,709      5,276,990
-------------   -------------       ------------   ------------       -----------   -----------      ------------   ------------

   12,654,086       6,214,757          1,102,739        869,414           (23,384)           --         1,301,774         21,155
-------------   -------------       ------------   ------------       -----------   -----------      ------------   ------------


   63,878,387      63,671,755          4,220,553      1,538,479                --            --         1,220,341       (410,466)
   12,920,546      63,878,387         10,483,334      4,220,553           160,004            --          (765,332)     1,220,341
-------------   -------------       ------------   ------------       -----------   -----------      ------------   ------------

  (50,957,841)        206,632          6,262,781      2,682,074           160,004            --        (1,985,673)     1,630,807
-------------   -------------       ------------   ------------       -----------   -----------      ------------   ------------


     (528,984)     33,589,255          7,682,987      3,352,350           135,047            --         3,487,265      2,933,709
-------------   -------------       ------------   ------------       -----------   -----------      ------------   ------------





   50,998,219      64,146,771          7,266,564      4,741,486           169,583            --         4,550,126      2,406,952
   38,910,545      69,490,662          9,104,448      6,270,168         1,552,025            --        46,331,070     11,976,942
     (410,794)       (444,821)           (59,197)       (37,243)             (658)           --           (40,986)       (30,564)
  (25,811,154)    (17,629,008)        (1,702,931)      (740,129)          (50,215)           --        (6,460,221)    (2,904,036)
  (98,707,032)    (58,163,799)        (5,233,159)    (3,826,457)         (362,432)           --       (23,056,732)    (5,724,252)
     (712,616)       (473,316)              (467)        (5,922)               --            --          (166,160)      (299,040)
-------------   -------------       ------------   ------------       -----------   -----------      ------------   ------------


  (35,732,832)     56,926,489          9,375,258      6,401,903         1,308,303            --        21,157,097      5,426,002
-------------   -------------       ------------   ------------       -----------   -----------      ------------   ------------

  (36,261,816)     90,515,744         17,058,245      9,754,253         1,443,350            --        24,644,362      8,359,711





  399,877,351     309,361,607         20,753,381     10,999,128                --            --        33,573,906     25,214,195
-------------   -------------       ------------   ------------       -----------   -----------      ------------   ------------

$ 363,615,535   $ 399,877,351       $ 37,811,626   $ 20,753,381       $ 1,443,350   $        --      $ 58,218,268   $ 33,573,906
=============   =============       ============   ============       ===========   ===========      ============   ============

7. SCHEDULE OF FUND U OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)



                                                        UTILITIES PORTFOLIO         ALLIANCE GROWTH PORTFOLIO
                                                     ---------------------------   ---------------------------
                                                         1998           1997           1998           1997
                                                     ------------   ------------   ------------   ------------
INVESTMENT INCOME:
Dividends .........................................  $  1,230,537   $     27,055   $  3,806,491   $         --
                                                     ------------   ------------   ------------   ------------

EXPENSES:
Insurance charges .................................       318,646        222,475        755,688        349,477
                                                     ------------   ------------   ------------   ------------
Net investment income (loss) ......................       911,891       (195,420)     3,050,803       (349,477)
                                                     ------------   ------------   ------------   ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
Proceeds from investments sold ....................     3,706,928      5,569,359      6,101,233      7,627,872
Cost of investments sold ..........................     2,799,586      4,633,398      4,284,568      6,038,843
                                                     ------------   ------------   ------------   ------------

Net realized gain (loss) ..........................       907,342        935,961      1,816,665      1,589,029
                                                     ------------   ------------   ------------   ------------

Change in unrealized gain (loss) on investments:
Unrealized gain (loss) beginning of year ..........     3,616,391        434,813      7,226,780      1,556,758
Unrealized gain (loss) end of year ................     5,891,592      3,616,391     17,345,749      7,226,780
                                                     ------------   ------------   ------------   ------------

Net change in unrealized gain (loss) for the year .     2,275,201      3,181,578     10,118,969      5,670,022
                                                     ------------   ------------   ------------   ------------

Net increase (decrease) in net assets
resulting from operations .........................     4,094,434      3,922,119     14,986,437      6,909,574
                                                     ------------   ------------   ------------   ------------




UNIT TRANSACTIONS:
Participant purchase payments .....................     3,282,295      2,367,935     17,511,898     10,180,634
Participant transfers from other Travelers accounts    14,975,019      5,149,882     30,296,505     23,132,744
Administrative and asset allocation charges .......       (24,711)       (20,910)      (107,469)       (56,348)
Contract surrenders ...............................    (1,966,420)    (1,110,018)    (2,842,283)    (1,191,443)
Participant transfers to other Travelers accounts .    (9,004,651)    (7,198,624)   (16,431,733)   (15,845,145)
Other payments to participants ....................      (253,985)       (34,926)       (37,359)       (17,930)
                                                     ------------   ------------   ------------   ------------

Net increase (decrease) in net assets
resulting from unit transactions ..................     7,007,547       (846,661)    28,389,559     16,202,512
                                                     ------------   ------------   ------------   ------------

Net increase (decrease) in net assets .............    11,101,981      3,075,458     43,375,996     23,112,086




NET ASSETS:
Beginning of year .................................    21,140,783     18,065,325     40,838,604     17,726,518
                                                     ------------   ------------   ------------   ------------

End of year .......................................  $ 32,242,764   $ 21,140,783   $ 84,214,600   $ 40,838,604
                                                     ============   ============   ============   ============


                                                        G.T. GLOBAL STRATEGIC INCOME
                                                                 PORTFOLIO
                                                          -----------------------
                                                             1998        1997
                                                          ---------   -----------
INVESTMENT INCOME:
Dividends .........................................       $  33,319   $        --
                                                          ---------   -----------

EXPENSES:
Insurance charges .................................           4,206         3,965
                                                          ---------   -----------
Net investment income (loss) ......................          29,113        (3,965)
                                                          ---------   -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
Proceeds from investments sold ....................         890,614     1,067,860
Cost of investments sold ..........................         878,724     1,070,343
                                                          ---------   -----------

Net realized gain (loss) ..........................          11,890        (2,483)
                                                          ---------   -----------

Change in unrealized gain (loss) on investments:
Unrealized gain (loss) beginning of year ..........           6,975       (17,848)
Unrealized gain (loss) end of year ................         (42,635)        6,975
                                                          ---------   -----------

Net change in unrealized gain (loss) for the year .         (49,610)       24,823
                                                          ---------   -----------

Net increase (decrease) in net assets
resulting from operations .........................          (8,607)       18,375
                                                          ---------   -----------




UNIT TRANSACTIONS:
Participant purchase payments .....................          77,651       123,067
Participant transfers from other Travelers accounts         842,460       941,113
Administrative and asset allocation charges .......            (592)         (410)
Contract surrenders ...............................         (23,054)       (5,913)
Participant transfers to other Travelers accounts .        (871,710)   (1,085,386)
Other payments to participants ....................              --            --
                                                          ---------   -----------

Net increase (decrease) in net assets
resulting from unit transactions ..................          24,755       (27,529)
                                                          ---------   -----------

Net increase (decrease) in net assets .............          16,148        (9,154)




NET ASSETS:
Beginning of year .................................         330,549       339,703
                                                          ---------   -----------

End of year .......................................       $ 346,697   $   330,549
                                                          =========   ===========

                              PUTNAM DIVERSIFIED INCOME   SMITH BARNEY INTERNATIONAL    SMITH BARNEY HIGH INCOME
 MFS TOTAL RETURN PORTFOLIO           PORTFOLIO                 EQUITY PORTFOLIO                PORTFOLIO
---------------------------   -------------------------   ---------------------------   -------------------------
    1998           1997           1998          1997          1998           1997          1998          1997
------------   ------------   -----------   -----------   ------------   ------------   -----------   -----------
$  1,488,852   $         --   $   385,914   $        --   $         --   $         --   $   214,361   $        --
------------   ------------   -----------   -----------   ------------   ------------   -----------   -----------


     408,402        199,212       108,989        61,932        138,274        117,740        35,412        15,519
------------   ------------   -----------   -----------   ------------   ------------   -----------   -----------
   1,080,450       (199,212)      276,925       (61,932)      (138,274)      (117,740)      178,949       (15,519)
------------   ------------   -----------   -----------   ------------   ------------   -----------   -----------




     662,935        704,949     1,403,350       537,067     48,181,535     22,681,375       923,721     1,583,102
     455,479        560,548     1,323,174       512,314     48,355,372     21,755,857       886,215     1,523,489
------------   ------------   -----------   -----------   ------------   ------------   -----------   -----------

     207,456        144,401        80,176        24,753       (173,837)       925,518        37,506        59,613
------------   ------------   -----------   -----------   ------------   ------------   -----------   -----------


   3,538,470        741,116       368,087         7,763       (372,217)       232,286        97,305        (2,005)
   5,410,168      3,538,470       (95,821)      368,087        676,330       (372,217)     (184,818)       97,305
------------   ------------   -----------   -----------   ------------   ------------   -----------   -----------

   1,871,698      2,797,354      (463,908)      360,324      1,048,547       (604,503)     (282,123)       99,310
------------   ------------   -----------   -----------   ------------   ------------   -----------   -----------


   3,159,604      2,742,543      (106,807)      323,145        736,436        203,275       (65,668)      143,404
------------   ------------   -----------   -----------   ------------   ------------   -----------   -----------





   8,301,748      6,984,348     2,366,619     1,600,107      2,672,639      3,079,005     1,128,337       505,322
   9,974,351      6,767,609     3,239,345     2,933,717     56,343,156     27,489,522     1,572,316     2,184,323
     (43,407)       (24,629)      (10,084)       (7,150)       (19,768)       (17,994)       (5,146)       (3,054)
  (1,227,990)      (843,909)     (816,530)     (227,392)      (522,579)      (367,146)      (93,320)     (113,936)
  (3,091,160)    (1,457,134)   (1,678,866)     (847,287)   (57,640,335)   (27,796,673)   (1,202,278)   (1,565,040)
     (60,584)      (223,206)           --        (7,393)          (782)          (853)      (19,263)           --
------------   ------------   -----------   -----------   ------------   ------------   -----------   -----------


  13,852,958     11,203,079     3,100,484     3,444,602        832,331      2,385,861     1,380,646     1,007,615
------------   ------------   -----------   -----------   ------------   ------------   -----------   -----------

  17,012,562     13,945,622     2,993,677     3,767,747      1,568,767      2,589,136     1,314,978     1,151,019





  23,892,026      9,946,404     6,631,238     2,863,491     10,222,222      7,633,086     1,844,843       693,824
------------   ------------   -----------   -----------   ------------   ------------   -----------   -----------

$ 40,904,588   $ 23,892,026   $ 9,624,915   $ 6,631,238   $ 11,790,989   $ 10,222,222   $ 3,159,821   $ 1,844,843
============   ============   ===========   ===========   ============   ============   ===========   ===========

7. SCHEDULE OF FUND U OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)

                                                    SMITH BARNEY LARGE CAP VALUE
                                                             PORTFOLIO                           COMBINED
                                                    ---------------------------      ---------------------------------
                                                        1998           1997               1998              1997
                                                    ------------   ------------      ---------------   ---------------
INVESTMENT INCOME:
Dividends ........................................  $    897,102   $         --      $   366,919,897   $   213,321,547
                                                    ------------   ------------      ---------------   ---------------

EXPENSES:
Insurance charges ................................       299,909        188,264           65,378,641        51,390,740
                                                    ------------   ------------      ---------------   ---------------
Net investment income (loss) .....................       597,193       (188,264)         301,541,256       161,930,807
                                                    ------------   ------------      ---------------   ---------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
Proceeds from investments sold ...................     2,825,617      1,921,937          465,819,528       263,520,765
Cost of investments sold .........................     1,987,645      1,472,268          340,260,334       191,113,109
                                                    ------------   ------------      ---------------   ---------------

Net realized gain (loss) .........................       837,972        449,669          125,559,194        72,407,656
                                                    ------------   ------------      ---------------   ---------------

Change in unrealized gain (loss) on investments:
Unrealized gain (loss) beginning of year .........     3,440,973        569,228          956,362,708       521,188,596
Unrealized gain (loss) end of year ...............     3,816,394      3,440,973        1,383,867,788       956,362,708
                                                    ------------   ------------      ---------------   ---------------

Net change in unrealized gain (loss) for the year        375,421      2,871,745          427,505,080       435,174,112
                                                    ------------   ------------      ---------------   ---------------

Net increase (decrease) in net assets
resulting from operations ........................     1,810,586      3,133,150          854,605,530       669,512,575
                                                    ------------   ------------      ---------------   ---------------




UNIT TRANSACTIONS:
Participant purchase payments ....................     5,310,704      4,588,711          788,454,196       732,814,435
Participant transfers from other Travelers
accounts..........................................     5,931,747      7,844,069          991,422,546       771,742,729

Administrative and asset allocation charges ......       (36,531)       (24,015)         (20,522,746)      (17,242,427)
Contract surrenders ..............................    (1,366,854)      (646,268)        (364,757,379)     (231,169,965)
Participant transfers to other Travelers accounts     (5,560,783)    (3,883,801)      (1,021,491,251)     (687,667,857)
Other payments to participants ...................       (62,496)       (13,752)         (10,989,089)       (6,638,728)
                                                    ------------   ------------      ---------------   ---------------

Net increase (decrease) in net assets
resulting from unit transactions .................     4,215,787      7,864,944          362,116,277       561,838,187
                                                    ------------   ------------      ---------------   ---------------

Net increase (decrease) in net assets ............     6,026,373     10,998,094        1,216,721,807     1,231,350,762




NET ASSETS:
Beginning of year ................................    20,037,005      9,038,911        4,670,473,551     3,439,122,789
                                                    ------------   ------------      ---------------   ---------------

End of year ......................................  $ 26,063,378   $ 20,037,005      $ 5,887,195,358   $ 4,670,473,551
                                                    ============   ============      ===============   ===============

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND U FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                           AMERICAN ODYSSEY CORE EQUITY   AMERICAN ODYSSEY EMERGING   AMERICAN ODYSSEY INTERMEDIATE-
                                                       FUND                   OPPORTUNITIES FUND             TERM BOND FUND
                                           ---------------------------   ---------------------------    -------------------------
                                               1998           1997           1998           1997           1998          1997
                                           ------------   ------------   ------------   ------------    -----------   -----------
Accumulation and annuity units
beginning of year .......................   185,895,286    170,552,375    162,145,977    122,877,399     86,914,035    78,210,833
Accumulation units purchased and
transferred from other Travelers accounts    51,119,051     58,428,972     69,443,965     77,727,787     42,470,104    26,651,019
Accumulation units redeemed and
transferred to other Travelers accounts .   (49,141,159)   (43,086,005)   (43,868,898)   (38,452,393)   (35,926,504)  (17,947,773)
Annuity units ...........................        (1,060)           (56)        (3,896)        (6,816)        (1,555)          (44)
                                           ------------   ------------   ------------   ------------    -----------   -----------
Accumulation and annuity units
end of year .............................   187,872,118    185,895,286    187,717,148    162,145,977     93,456,080    86,914,035
                                           ============   ============   ============   ============    ===========   ===========

                                           AMERICAN ODYSSEY INTERNATIONAL   AMERICAN ODYSSEY LONG-TERM     AMERICAN ODYSSEY GLOBAL
                                                    EQUITY FUND                     BOND FUND               HIGH-YIELD BOND FUND
                                            ---------------------------    ---------------------------   -------------------------
                                                1998           1997            1998           1997          1998          1997
                                            ------------   ------------    ------------   ------------   -----------   -----------
Accumulation and annuity units
beginning of year .......................    143,959,193    121,895,846     159,728,032    137,075,188    48,928,831    44,076,761
Accumulation units purchased and
transferred from other Travelers accounts     52,587,915     52,973,318      61,724,429     48,535,075    55,863,221    17,830,368
Accumulation units redeemed and
transferred to other Travelers accounts .    (34,858,767)   (30,909,935)    (51,384,748)   (25,882,158)  (34,044,625)  (12,978,267)
Annuity units ...........................          1,481            (36)           (757)           (73)         (174)          (31)
                                            ------------   ------------    ------------   ------------   -----------   -----------
Accumulation and annuity units
end of year .............................    161,689,822    143,959,193     170,066,956    159,728,032    70,747,253    48,928,831
                                            ============   ============    ============   ============   ===========   ===========

                                            CAPITAL APPRECIATION FUND      DREYFUS STOCK INDEX FUND       SMALL CAP PORTFOLIO
                                           ---------------------------   ---------------------------   -------------------------
                                               1998           1997           1998           1997           1998          1997
                                           ------------   ------------   ------------   ------------   -----------   -----------
Accumulation and annuity units
beginning of year .......................    94,040,565     72,194,703    109,316,975     66,097,845            --            --
Accumulation units purchased and
transferred from other Travelers accounts    51,253,792     47,297,634     78,673,391     78,601,880    13,843,963            --
Accumulation units redeemed and
transferred to other Travelers accounts .   (28,979,462)   (25,446,797)   (40,448,140)   (35,378,941)   (9,029,094)           --
Annuity units ...........................        (8,565)        (4,975)       (11,595)        (3,809)           --            --
                                           ------------   ------------   ------------   ------------   -----------   -----------
Accumulation and annuity units
end of year .............................   116,306,330     94,040,565    147,530,631    109,316,975     4,814,869            --
                                           ============   ============   ============   ============   ===========   ===========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND U FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                             EQUITY-INCOME PORTFOLIO          GROWTH PORTFOLIO           HIGH INCOME PORTFOLIO
                                           ---------------------------   ---------------------------   -------------------------
                                               1998           1997           1998           1997           1998          1997
                                           ------------   ------------   ------------   ------------   -----------   -----------
Accumulation and annuity units
beginning of year .......................   237,049,548    205,636,010    289,001,967    274,892,066    48,895,121    40,308,612
Accumulation units purchased and
transferred from other Travelers
accounts.................................    57,116,973     70,273,387     62,734,395     73,683,743    19,272,033    22,127,341

Accumulation units redeemed and
transferred to other Travelers accounts .   (50,174,806)   (38,828,756)   (55,736,282)   (59,552,587)  (18,815,614)  (13,536,496)
Annuity units ...........................       (27,916)       (31,093)       (19,599)       (21,255)       (4,562)       (4,336)
                                           ------------   ------------   ------------   ------------   -----------   -----------
Accumulation and annuity units
end of year .............................   243,963,799    237,049,548    295,980,481    289,001,967    49,346,978    48,895,121
                                           ============   ============   ============   ============   ===========   ===========

                                             ASSET MANAGER PORTFOLIO        HIGH YIELD BOND TRUST         MANAGED ASSETS TRUST
                                           ---------------------------   ---------------------------   -------------------------
                                               1998           1997           1998           1997          1998          1997
                                           ------------   ------------   ------------   ------------   -----------   -----------
Accumulation and annuity units
beginning of year .......................   240,063,870    249,049,606      7,646,747      5,979,031    59,004,559    59,836,913
Accumulation units purchased and
transferred from other Travelers
accounts.................................    28,144,055     32,778,964      4,396,698      3,557,047    10,499,495     6,534,335

Accumulation units redeemed and
transferred to other Travelers accounts .   (41,539,270)   (41,750,923)    (4,072,453)    (1,888,669)   (9,624,228)   (7,357,445)
Annuity units ...........................       (13,333)       (13,777)          (791)          (662)      (21,313)       (9,244)
                                           ------------   ------------   ------------   ------------   -----------   -----------
Accumulation and annuity units
end of year .............................   226,655,322    240,063,870      7,970,201      7,646,747    59,858,513    59,004,559
                                           ============   ============   ============   ============   ===========   ===========

                                           TEMPLETON ASSET ALLOCATION FUND      TEMPLETON BOND FUND         TEMPLETON STOCK FUND
                                                 (CLASS 1 SHARES)                 (CLASS 1 SHARES)            (CLASS 1 SHARES)
                                             ---------------------------    ---------------------------   -------------------------
                                                 1998           1997            1998           1997          1998          1997
                                             ------------   ------------    ------------   ------------   -----------   -----------
Accumulation and annuity units
beginning of year .......................     124,603,105    113,808,987      10,501,579     10,260,252   180,875,987   154,614,154
Accumulation units purchased and
transferred from other Travelers
accounts ................................      15,521,675     28,216,450       2,078,814      3,345,768    39,423,108    60,857,537

Accumulation units redeemed and
transferred to other Travelers accounts .     (34,295,026)   (17,416,553)     (2,715,176)    (3,103,811)  (55,795,848)  (34,571,726)
Annuity units ...........................          (6,006)        (5,779)         (2,471)          (630)      (23,796)      (23,978)
                                             ------------   ------------    ------------   ------------   -----------   -----------
Accumulation and annuity units
end of year .............................     105,823,748    124,603,105       9,862,746     10,501,579   164,479,451   180,875,987
                                             ============   ============    ============   ============   ===========   ===========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND U FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                             SOCIAL AWARENESS STOCK       DISCIPLINED MID CAP STOCK    U.S. GOVERNMENT SECURITIES
                                                   PORTFOLIO                      PORTFOLIO                    PORTFOLIO
                                           ---------------------------   ---------------------------   -------------------------
                                               1998           1997           1998           1997          1998           1997
                                           ------------   ------------   ------------   ------------   -----------   -----------
Accumulation and annuity units
beginning of year .......................     9,539,133      6,355,111             --             --    22,809,036    19,054,429
Accumulation units purchased and
transferred from other Travelers accounts     6,610,923      5,536,731      1,841,704             --    32,683,383    10,234,153
Accumulation units redeemed and
transferred to other Travelers accounts .    (2,845,107)    (2,352,709)      (453,697)            --   (19,145,101)   (6,476,699)
Annuity units ...........................            --             --             --             --        (8,094)       (2,847)
                                           ------------   ------------   ------------   ------------   -----------   -----------
Accumulation and annuity units
end of year .............................    13,304,949      9,539,133      1,388,007             --    36,339,224    22,809,036
                                           ============   ============   ============   ============   ===========   ===========

                                                                                                         G.T. GLOBAL STRATEGIC
                                               UTILITIES PORTFOLIO        ALLIANCE GROWTH PORTFOLIO        INCOME PORTFOLIO
                                           ---------------------------   ---------------------------   -------------------------
                                               1998           1997           1998           1997          1998          1997
                                           ------------   ------------   ------------   ------------   -----------   -----------
Accumulation and annuity units
beginning of year .......................    12,539,047     13,258,249     19,535,233     10,808,561       222,251       242,281
Accumulation units purchased and
transferred from other Travelers accounts    10,054,198      5,140,992     20,780,277     18,359,347       606,119       745,987
Accumulation units redeemed and
transferred to other Travelers accounts .    (6,215,316)    (5,860,194)    (8,702,013)    (9,632,343)     (588,613)     (766,017)
Annuity units ...........................            --             --           (464)          (332)           --            --
                                           ------------   ------------   ------------   ------------   -----------   -----------
Accumulation and annuity units
end of year .............................    16,377,929     12,539,047     31,613,033     19,535,233       239,757       222,251
                                           ============   ============   ============   ============   ===========   ===========

                                            MFS TOTAL RETURN PORTFOLIO    PUTNAM DIVERSIFIED INCOME    SMITH BARNEY INTERNATIONAL
                                                                                  PORTFOLIO                EQUITY PORTFOLIO
                                           ---------------------------   ---------------------------   -------------------------
                                               1998           1997           1998           1997          1998          1997
                                           ------------   ------------   ------------   ------------   -----------   -----------
Accumulation and annuity units
beginning of year .......................    14,655,213      7,302,057      5,170,756      2,374,774     7,634,378     5,777,413
Accumulation units purchased and
transferred from other Travelers accounts    10,669,351      9,064,304      4,334,575      3,681,522    42,750,259    22,030,896
Accumulation units redeemed and
transferred to other Travelers accounts .    (2,568,202)    (1,711,148)    (1,956,302)      (885,540)  (42,008,753)  (20,173,931)
Annuity units ...........................        (4,922)            --             --             --            --            --
                                           ------------   ------------   ------------   ------------   -----------   -----------
Accumulation and annuity units
end of year .............................    22,751,440     14,655,213      7,549,029      5,170,756     8,375,884     7,634,378
                                           ============   ============   ============   ============   ===========   ===========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND U FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                           SMITH BARNEY HIGH INCOME     SMITH BARNEY LARGE CAP VALUE
                                                   PORTFOLIO                     PORTFOLIO                      COMBINED
                                           --------------------------   ---------------------------   -----------------------------
                                              1998           1997           1998           1997           1998            1997
                                           -----------   ------------   ------------   ------------   -------------   -------------
Accumulation and annuity units
beginning of year .......................    1,306,786        552,595     10,871,165      6,133,368   2,292,854,375   1,999,225,419
Accumulation units purchased and
transferred from other Travelers accounts    1,882,320      2,031,576      5,821,643      7,474,458     854,201,829     793,720,591
Accumulation units redeemed and
transferred to other Travelers accounts .     (932,728)    (1,277,385)    (3,653,910)    (2,735,572)   (689,519,842)   (499,960,773)
Annuity units ...........................           --             --         (1,048)        (1,089)       (160,436)       (130,862)
                                           -----------   ------------   ------------   ------------   -------------   -------------
Accumulation and annuity units
end of year .............................    2,256,378      1,306,786     13,037,850     10,871,165   2,457,375,926   2,292,854,375
                                           ===========   ============   ============   ============   =============   =============

                          INDEPENDENT AUDITORS' REPORT


To the Owners of Variable Annuity Contracts of
   The Travelers Fund U for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund U for Variable Annuities as of December 31, 1998, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1998, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund U for Variable Annuities as of December 31, 1998, the results of its operations for the year then ended and the changes in its net assets for each of two years in the period then ended, in conformity with generally accepted accounting principles.


KPMG LLP


Hartford, Connecticut
February 17, 1999

                              Independent Auditors
                                    KPMG LLP
                              Hartford, Connecticut


















This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund U for Variable Annuities or Fund U's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund U for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.